Annual Fund Operating Expenses (Vanguard Alternative Strategies Fund Retail)	Vanguard Alternative Strategies Fund Vanguard Alternative Strategies Fund - Investor Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.18%
12b-1 Distribution Fee	none
Dividend Expenses on Securities Sold Short	0.50%
Borrowing Expenses on Securities Sold Short	0.20%
Other Operating Expenses	0.13%
Other Expenses	0.83%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	1.10%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.